Note C - Securities - Securities Held to Maturity with Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Less Than 12 Months - Fair Value	$ 3,813	$ 995
Less Than 12 Months - Unrecognized Loss	(148)	(5)
12 Months or More - Fair Value
12 Months or More - Unrecognized Loss
Fair Value	3,813	995
Unrecognized Loss	(148)	(5)
US States and Political Subdivisions Debt Securities [Member]
Less Than 12 Months - Fair Value	3,813	995
Less Than 12 Months - Unrecognized Loss	(148)	(5)
12 Months or More - Fair Value
12 Months or More - Unrecognized Loss
Fair Value	3,813	995
Unrecognized Loss	$ (148)	$ (5)